Summary Of Significant Accounting Policies (Schedule Of Capitalized And Debt Portion Of AFUDC) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Debt portion	$ 718	$ 512	$ 957
Equity portion	1,154	945	1,221
AFUDC capitalized as part of utility plant	$ 1,872	$ 1,457	$ 2,178